Average Annual Total Returns - Pioneer Core Equity Fund	May 01, 2021
StandardandPoorsIndexReflectsNoDeductionForFeesExpensesOrTaxes [Member]
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Since Inception	6.74%
Inception Date	Nov. 18, 2099
Pioneer Core Equity Fund: Class A
Average Annual Return:
1 Year	13.87%
5 Years	13.07%
10 Years	11.78%
Since Inception	6.24%
Inception Date	Nov. 18, 2099
Pioneer Core Equity Fund: Class A | After Taxes on Distributions
Average Annual Return:
1 Year	11.68%
5 Years	11.06%
10 Years	10.68%
Since Inception	5.57%
Inception Date	Nov. 18, 2099
Pioneer Core Equity Fund: Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.71%
5 Years	10.03%
10 Years	9.56%
Since Inception	5.08%
Inception Date	Nov. 18, 2099
Pioneer Core Equity Fund: Class C
Average Annual Return:
1 Year	19.80%	[1]
5 Years	13.50%	[1]
10 Years	11.49%	[1]
Since Inception	5.67%	[1]
Inception Date	Nov. 19, 2099	[1]
Pioneer Core Equity Fund: Class Y
Average Annual Return:
1 Year	21.04%
5 Years	14.70%
10 Years	12.74%
Since Inception	10.24%
Inception Date	Aug. 11, 2004
Pioneer Core Equity Fund: Class K
Average Annual Return:
1 Year	21.23%
5 Years
10 Years
Since Inception	14.87%
Inception Date	May 04, 2018
Pioneer Core Equity Fund: Class R
Average Annual Return:
1 Year	20.45%
5 Years
10 Years
Since Inception	14.51%
Inception Date	Jun. 29, 2018

[1]	The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.